Hartford Alpha Capture International Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	9.36%	8.18%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%		8.41%
Hartford Alpha Capture International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.20%	7.44%		7.72%
Hartford Alpha Capture International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.41%	6.51%		6.78%
Hartford Alpha Capture International Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.33%	8.19%		8.29%

[1]	Class F shares of the Predecessor Fund commenced operations on February 28, 2017 and performance prior to that date is that of the Predecessor Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.